Dividend - Summary of Dividends Payable to Equity Shareholders of the Company Attributable to the Year (Parenthetical) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividend [abstract]
Dividend per share proposed after the reporting period but not recognized as distribution to owners	¥ 0.10	¥ 0.10